Variable Interest Entities (Details)	11 Months Ended
Dec. 31, 2014 entity
Variable interest entity, primary beneficiary, consolidated | Non-Recourse Financing Structures
Variable interest entities
Number of entities in which the entity has variable interests	1
Variable interest entity, not primary beneficiary | Agreement to manage aircraft for servicing fee
Variable interest entities
Number of entities in which the entity has variable interests	1
Variable interest entities, not primary beneficiary | Agreement to manage aircraft for servicing fee | Affiliated entities (Castle Trusts)
Variable interest entities
Number of entities in which the entity has variable interests	2